Derivatives - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) swap instrument	Dec. 31, 2024 USD ($) instrument swap	Dec. 31, 2023 USD ($)
Derivative [Line Items]
Hedge ineffectiveness	$ 0	$ 0	$ 0
Accrued interest on derivative, at fair value	13,000	639,000
Net liability position	3,000,000
Collateral against obligations	2,100,000
Interest Rate Swap
Derivative [Line Items]
Swap income	(139,000)	89,000	(302,000)
Interest Rate Swap | Northfield Bancorp, Inc. [Member]
Derivative [Line Items]
Derivative, notional amount	142,700,000	95,700,000
Swap income	$ 969,000,000	$ 685,000,000
Number of derivative instruments held | instrument	18	13
Interest Rate Swap | FHLB advances
Derivative [Line Items]
Derivative, notional amount	$ 393,700,000	$ 378,700,000
Interest Rate Swap | Fair Value Hedging
Derivative [Line Items]
Derivative, notional amount		$ 31,000	$ 47,000
Interest Rate Swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Number of commercial banking customers | swap	92	84
Derivative, notional amount	$ 387,200,000	$ 298,800,000
Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging | FHLB advances
Derivative [Line Items]
Derivative, notional amount	$ 393,700,000	$ 378,700,000
Number of interest rate derivatives held | swap	33	31
Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging | Commercial Loan
Derivative [Line Items]
Derivative, notional amount		$ 850,000,000
Number of interest rate derivatives held | swap		10